Inventory - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 25,648	$ 49,232	$ 48,576
Finished goods	1,265,350	1,419,993	875,131
Reserve for obsolescence	(100,000)	(100,000)
Total inventory	$ 1,190,998	$ 1,369,225	$ 923,707